STOCK-BASED COMPENSATION PLANS (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Nonvested shares
Weighted Average Grant-Date Fair Value
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Stock Incentive Plan	$ 36		$ 21
Weighted-average period over which cost is expected to be recognized	2 years 2 months 12 days		1 year 8 months 12 days
Value of share awards vested	$ 19	$ 17	$ 18	$ 21	$ 23
Equity Awards
Nonvested shares
Nonvested at the beginning of the period (in shares)	1,830,000	1,789,000	1,789,000
Granted (in shares)	730,000		803,000
Vested (in shares)	(715,000)		(753,000)
Forfeited (in shares)	(5,000)		(9,000)
Nonvested at the end of the period (in shares)	1,840,000		1,830,000
Weighted Average Grant-Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 15.31	$ 13.87	$ 13.87
Granted (in dollars per share)	$ 21.22		$ 17.88
Vested (in dollars per share)	$ 16.07		$ 14.61
Forfeited (in dollars per share)	$ 15.99		$ 17.01
Nonvested at the end of the period (in dollars per share)	$ 17.36		$ 15.31
Liability Awards
Nonvested shares
Nonvested at the beginning of the period (in shares)	574,000	638,000	638,000
Granted (in shares)	237,000		270,000
Vested (in shares)	(283,000)		(314,000)
Forfeited (in shares)	(4,000)		(20,000)
Nonvested at the end of the period (in shares)	524,000		574,000
Weighted Average Grant-Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 16.03	$ 14.50	$ 14.50
Granted (in dollars per share)	$ 21.22		$ 17.85
Vested (in dollars per share)	$ 15.97		$ 14.57
Forfeited (in dollars per share)	$ 15.93		$ 15.60
Nonvested at the end of the period (in dollars per share)	$ 18.41		$ 16.03
Restricted stock units
Nonvested shares
Vested (in shares)	(44,534)		(74,768)
Weighted Average Grant-Date Fair Value
The number of restricted stock units vested at the balance sheet date (in shares)	388,299		591,106